Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement Of Comprehensive Income [Abstract]
Net earnings	$ 496,084	$ 815,790	$ 585,529
Other comprehensive (loss) income:
Net unrealized loss on hedging derivatives, net of income taxes of ($5,600), ($4,900) and $0 for 2015, 2014 and 2013, respectively	(9,498)	(8,542)
Reclassification adjustment for loss on settlement of hedging derivatives included in net earnings, net of income taxes of $3,500, $200 and $0 for 2015, 2014 and 2013, respectively	5,798	542
Foreign currency translation loss, net of income taxes of $0, $400 and ($600) for 2015, 2014 and 2013, respectively	(205,397)	(141,530)	(53,619)
Adjustment to early retiree medical plan, net of income taxes of $127, ($1,921) and $2,547 for 2015, 2014 and 2013, respectively	1,485	(4,228)	5,938
Reclassification adjustment for gain on early retiree medical plan included in net earnings, net of income taxes of ($414), ($557) and $0 for 2015, 2014 and 2013, respectively	(742)	(1,030)
Other, net of income taxes of $1,500, $0 and $0 for 2015, 2014 and 2013, respectively	2,700
Net current-period other comprehensive (loss) income	(205,654)	(154,788)	(47,681)
Comprehensive income	290,430	661,002	537,848
Comprehensive income attributable to noncontrolling interests	(138,425)	(101,844)	(97,504)
Comprehensive income attributable to Nucor stockholders	$ 152,005	$ 559,158	$ 440,344